Tax assets and liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax Assets And Liabilities
Operating Profit Before Tax	R$ 19,574,727	R$ 24,750,329	R$ 9,663,975
Rates (25% income tax and 25% social contribution tax)	(8,890,954)	(12,375,164)	(4,348,789)
Tax expense (income) relating to gain (loss) on discontinuance	(3,629,609)	(1,679,789)	(1,589,260)
Equity in affiliates	3,880	72,114	85,723
Tax effect of impairment of goodwill		(559,247)	(183,854)
Exchange variation - foreign branches		768,902	6,831,484
Net Indeductible Expenses of Non-Taxable Income (3)	1,161,311	(230,958)	(57,663)
Constitution of income and social contribution taxes on temporary differences	312,227	264,191	551,983
Effects of change in rate of social contribution taxes	2,361,830	1,820,072	1,478,138
CSLL Aliquot Differential Effect (4)	715,075	1,192,687	353,777
Other adjustments	2,730,988	1,536,187	665,239
Adjustments for income tax expense	(5,235,252)	(9,191,005)	3,786,778
Current tax expense (income) and adjustments for current tax of prior periods	(4,597,818)	(8,087,119)	(5,111,380)
Adjustments for deferred tax expense	(637,434)	(1,103,886)	8,898,158
Taxes paid in the year	R$ (6,077,436)	R$ (4,534,538)	R$ (1,269,150)